iShares®

iShares Trust

Supplement dated December 9, 2010

to the Prospectus dated July 1, 2010 (the “Prospectus”)

and Statement of Additional Information dated July 1, 2010

(as revised August 25, 2010) (the “SAI”)

for the iShares S&P California AMT-Free Municipal Bond Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the Fund.

Effective December 9, 2010, the number of shares in a Creation Unit of the Fund is 50,000 and the approximate value of one Creation Unit of the Fund is $5,214,000.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-CMF-S2

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iShares®

iShares Trust

Supplement dated December 9, 2010

to the Prospectus dated August 1, 2010 (the “Prospectus”)

for the iShares 2012 S&P AMT-Free Municipal Series (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective December 9, 2010, the number of shares in a Creation Unit of the Fund is 50,000 and the approximate value of one Creation Unit of the Fund is $2,532,000.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-MUAA-S1

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iShares®

iShares Trust

Supplement dated December 9, 2010

to the Prospectus dated August 1, 2010 (the “Prospectus”)

for the iShares 2013 S&P AMT-Free Municipal Series (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective December 9, 2010, the number of shares in a Creation Unit of the Fund is 50,000 and the approximate value of one Creation Unit of the Fund is $2,526,000.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-MUAB-S1

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iShares®

iShares Trust

Supplement dated December 9, 2010

to the Prospectus dated August 1, 2010 (the “Prospectus”)

for the iShares 2014 S&P AMT-Free Municipal Series (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective December 9, 2010, the number of shares in a Creation Unit of the Fund is 50,000 and the approximate value of one Creation Unit of the Fund is $2,531,000.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-MUAC-S1

PLEASE RETAIN THIS SUPPLEMENT

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iShares®

iShares Trust

Supplement dated December 9, 2010

to the Prospectus dated August 1, 2010 (the “Prospectus”)

for the iShares 2015 S&P AMT-Free Municipal Series (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective December 9, 2010, the number of shares in a Creation Unit of the Fund is 50,000 and the approximate value of one Creation Unit of the Fund is $2,584,000.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-MUAD-S1

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FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated December 9, 2010

to the Prospectus dated August 1, 2010 (the “Prospectus”)

for the iShares 2016 S&P AMT-Free Municipal Series (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective December 9, 2010, the number of shares in a Creation Unit of the Fund is 50,000 and the approximate value of one Creation Unit of the Fund is $2,567,000.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-MUAE-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated December 9, 2010

to the Prospectus dated August 1, 2010 (the “Prospectus”)

for the iShares 2017 S&P AMT-Free Municipal Series (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

Effective December 9, 2010, the number of shares in a Creation Unit of the Fund is 50,000 and the approximate value of one Creation Unit of the Fund is $2,602,000.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-MUAF-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated December 9, 2010

to the Statement of Additional Information dated August 1, 2010 (the “SAI”)

for the iShares 2012 S&P AMT-Free Municipal Series,

iShares 2013 S&P AMT-Free Municipal Series,

iShares 2014 S&P AMT-Free Municipal Series,

iShares 2015 S&P AMT-Free Municipal Series,

iShares 2016 S&P AMT-Free Municipal Series and

iShares 2017 S&P AMT-Free Municipal Series (the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for the Funds.

Effective December 9, 2010, the following table sets forth the number of shares that constitute one Creation Unit for each Fund and the approximate value of such Creation Unit:

Fund	Shares Per Creation Unit	Approximate Value Per Creation Unit (US$)
iShares 2012 S&P AMT-Free Municipal Series	50,000	$2,532,000
iShares 2013 S&P AMT-Free Municipal Series	50,000	$2,526,000
iShares 2014 S&P AMT-Free Municipal Series	50,000	$2,531,000
iShares 2015 S&P AMT-Free Municipal Series	50,000	$2,584,000
iShares 2016 S&P AMT-Free Municipal Series	50,000	$2,567,000
iShares 2017 S&P AMT-Free Municipal Series	50,000	$2,602,000

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.	IS-SAI-AMTF-S1

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